Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000023590
Average Annual Return [Line Items]
Average Annual Return, Percent	3.40%	4.03%	10.42%
Without Sales Load [Member] | C000023591
Average Annual Return [Line Items]
Average Annual Return, Percent	3.90%	4.55%	10.97%
Without Sales Load [Member] | C000163133
Average Annual Return [Line Items]
Average Annual Return, Percent	4.08%	4.57%	10.97%
Without Sales Load [Member] | C000023592
Average Annual Return [Line Items]
Average Annual Return, Percent	3.68%	4.33%	10.71%
Without Sales Load [Member] | C000074884
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%	4.14%	10.53%
Without Sales Load [Member] | C000073995
Average Annual Return [Line Items]
Average Annual Return, Percent	14.18%	5.32%	8.56%
Without Sales Load [Member] | C000023597
Average Annual Return [Line Items]
Average Annual Return, Percent	14.80%	5.85%	9.11%
Without Sales Load [Member] | C000163134
Average Annual Return [Line Items]
Average Annual Return, Percent	14.83%	5.85%	9.10%
Without Sales Load [Member] | C000023598
Average Annual Return [Line Items]
Average Annual Return, Percent	14.40%	5.56%	8.82%
Without Sales Load [Member] | C000074885
Average Annual Return [Line Items]
Average Annual Return, Percent	14.39%	5.43%	8.67%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.60%	8.67%	11.01%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.60%	8.67%	11.01%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.60%	8.67%	11.01%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.60%	8.67%	11.01%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.60%	8.67%	11.01%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%	3.18%	9.57%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%	3.18%	9.57%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%	3.18%	9.57%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%	3.18%	9.57%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%	3.18%	9.57%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%